Dec. 31, 2016
Pioneer Short Term Income Fund

Supplement to the Prospectus, Summary Prospectus and
Statement of Additional Information, each dated December 31, 2016

Effective January 1, 2018, the fund is eliminating the front-end sales charge (load) on Class A shares.

Accordingly, on or after January 1, 2018, Class A shares may be purchased at net asset value without paying an initial sales charge. In addition, Class A shares purchased on or after January 1, 2018 also will not be subject to a contingent deferred sales charge (CDSC).

Effective January 1, 2018, the following replaces the corresponding information in the section "Fees and expenses of the fund" in the "Fund summary":

Shareowner fees
(fees paid directly from your investment)                                     Class A
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Maximum sales charge (load) when you buy
shares (as a percentage of offering price)                                   None
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Maximum deferred sales charge (load) (as a
percentage of offering price or the amount you
receive when you sell shares, whichever
is less)                                                                                          None
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